Intangible Assets - Schedule of Amortization Rates (Details)	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Annual average amortization rate	4.03%
Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	15.69%
Hydroelectric Generation [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	20.75%
Wind Power Generation [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	5.78%
Compressed Natural Gas / Liquefied Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.41%
Distribution [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.92%
System Cable - Below 69 KV One [Member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	6.67%
Software [Member] | Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	20.00%
System Cable Below 69 K V Two [Member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.57%
Vehicles [Member] | Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	14.29%
Vehicles [Member] | Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	20.00%
Structure Posts [Member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.57%
General Equipment [Member] | Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	6.25%
Overhead Distribution Transformer [Member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	4.00%
Buildings [Member] | Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.33%
Circuit Breaker Up To 69 K V [Member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.03%
Capacitor Bank Up To 69 K V [Member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	6.67%
Voltage Regulator - up to 69 kV [Member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	4.35%
Tubing [Member] | Gas And Power Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.33%
Buildings Works and Improvements [Member] | Gas And Power Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	4.00%
Improvements in Leased Properties [Member] | Gas And Power Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	10.00%
Data Processing Equipment [Member] | Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	20.00%
Machinery And Equipments [Member] | Minimum [Member] | Gas And Power Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	5.00%
Machinery And Equipments [Member] | Maximum [Member] | Gas And Power Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	20.00%
Furniture [Member] | Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	10.00%